TRANSAMERICA INVESTORS, INC.                            Reid A. Evers
                                                        Secretary

                                                        Transamerica Investors
                                                        1150 South Olive Street
                                                        Los Angeles, CA 90015
                                                        Telephone (213) 742-3595
                                                        Fax (213) 741-6623



June 30, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Investors, Inc.
         (File Nos. 33-90888, 811-9010)

Dear Commissioners:

On behalf of Transamerica Investors, Inc. (the "Fund"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information ("SAI") for certain contracts offered by the Fund otherwise required to be filed under paragraph (c) of rule 497 does not differ from the form of Prospectus and SAI contained in the Form N-1A registration statement for the Fund (the "Registration Statement"), which was filed electronically with the Securities and Exchange Commission on June 26, 1997 via EDGARLINK.

Very truly yours,



Susan Vivino
Paralegal

cc:      Reid A. Evers, Esq.